Lease - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Schedule of Operating Lease Liabilities [Abstract]
Right of use asset	$ 575	$ 551	$ 410
Lease liability	648	579
Operating cash flows paid for operating leases	$ 356	$ 138
Weighted average of remaining lease term	20 months 16 days	36 months
Weighted average of discount rate	8.54%	9.56%